ALLEGHANY FUNDS
                       Alleghany/Chicago Trust SmallCap Value Fund
                        Alleghany/Veredus Aggressive Growth Fund

                            Supplement dated November 6, 1998
                          to Prospectus dated November 6, 1998

It is  anticipated  that  the  Alleghany/Veredus  Aggressive  Growth  Fund  will
commence   operations   on  or  about   December   7,  1998.   Until  such  time
Alleghany/Veredus   Aggressive  Growth  Fund  shares  will  not  be  offered  to investors.






















                         INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                        WITH THE PROSPECTUS FOR FUTURE REFERENCE.